UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

                      FORM 13F

                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 350, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Madison/Mosaic/Concord Legal and Compliance Dept.
Scottsdale, Arizona
November 1, 2005

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 91
Form 13F Information Table Value Total: $332,634 (thousands)

List of Other Included Managers: None
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
                                                            FORM 13F INFORMATION TABLE

                                                    VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- -------- -------- -------- --- ---- ------- ---------- ------ -------- ------
ARM Holdings Plc               ADR       042068106       69    11000 SH       Sole                 11000
American Express Co            COM       025816109      393     6850 SH       Sole                  6850
American International Group   COM       026874107      662    10691 SH       Sole                 10691
Amgen                          COM       031162100      328     4120 SH       Sole                  4120
AMSOUTH Bancorporation         COM       032165102        6      244 SH       Sole                   244
Anheuser Busch Inc             COM       035229103      630    14638 SH       Sole                 14638
Applied Materials Inc.         COM       038222105      410    24200 SH       Sole                 24200
Automatic Data Processing      COM       053015103        9      200 SH       Sole                   200
Axcelis Technologies Inc.      COM       054540109      188    36000 SH       Sole                 36000
BP PLC                         ADR       055622104      459     6484 SH       Sole                  6484
Bank America Corp.             COM       060505104       10      248 SH       Sole                   248
Baxter International, Inc.     COM       071813109    10643   266944 SH       Sole                266944
Becton Dickinson & Co.         COM       075887109    11139   212449 SH       Sole                212449
Bellsouth Corp.                COM       079860102      681    25908 SH       Sole                 25908
Berkshire Hathaway Class B     COM       084670207    11948     4375 SH       Sole                  4375
CEVA inc                       COM       157210105       57    11000 SH       Sole                 11000
Canadian Natural Res LTD       COM       136385101      208     4600 SH       Sole                  4600
Capital One Finl Corp          COM       14040h105       20      254 SH       Sole                   254
Caraustar Industries           COM       140909102      207    18867 SH       Sole                 18867
Check Point Software Technolog COM       M22465104     8539   351115 SH       Sole                351115
ChevronTexaco Corp             COM       166764100      307     4750 SH       Sole                  4750
Cisco Systems, Inc.            COM       17275R102     8175   485951 SH       Sole                485951
Citigroup Inc                  COM       172967101    11272   247620 SH       Sole                247620
Comcast Corp Cl A              COM       20030N101     8354   284364 SH       Sole                284364
Conagra Inc.                   COM       205887102        4      152 SH       Sole                   152
Costco Companies, Inc.         COM       22160K105     9819   227855 SH       Sole                227855
Dana Corp                      COM       235811106        7      790 SH       Sole                   790
Danaher Corporation            COM       235851102    12662   235220 SH       Sole                235220
Diageo Plc                     ADR       25243Q205     7369   127039 SH       Sole                127039
Dover Corp.                    COM       260003108      356     8730 SH       Sole                  8730
Eli Lilly Co Inc               COM       532457108      386     7210 SH       Sole                  7210
Ennis, Inc                     COM       293389102      185    11000 SH       Sole                 11000
Estee Lauder Companies         COM       518439104     6349   182290 SH       Sole                182290
Exxon Mobil Corporation        COM       30231G102     1583    24921 SH       Sole                 24921
First Data Corp.               COM       319963104    10768   269208 SH       Sole                269208
Fiserv Inc.                    COM       337738108    10402   226775 SH       Sole                226775
Flextronics International LTD  COM       Y2573F102      523    40675 SH       Sole                 40675
GP Strategies Corp             COM       36225V104      172    19100 SH       Sole                 19100
General Electric               COM       369604103     1528    45403 SH       Sole                 45403
Gold Reserve Inc.              COM       38068N108      248   106000 SH       Sole                106000
Grupo Modelo SA                COM       P4833F104      123    38000 SH       Sole                 38000
Guidant Corp.                  COM       401698105      343     4980 SH       Sole                  4980
Harley-Davidson Inc            COM       412822108     8247   170237 SH       Sole                170237
Health Management Assoc. Inc.  COM       421933102     8984   382770 SH       Sole                382770
Home Depot                     COM       437076102      530    13892 SH       Sole                 13892
ITT Industries                 COM       450911102     1418    12485 SH       Sole                 12485
Intel Corp.                    COM       458140100      843    34194 SH       Sole                 34194
International Business Machine COM       459200101      677     8427 SH       Sole                  8427
JP Morgan Chase & Co.          COM       46625H100      945    27864 SH       Sole                 27864
Jabil Circuit                  COM       466313103      433    14000 SH       Sole                 14000
Johnson & Johnson              COM       478160104    13497   213280 SH       Sole                213280
Juniper Networks Inc.          COM       48203R104      523    22000 SH       Sole                 22000
KCS Energy Inc                 COM       484434206      330    12000 SH       Sole                 12000
Kimberly-Clark Corp.           COM       494368103      238     4000 SH       Sole                  4000
Lee Enterprises                COM       523768109      348     8200 SH       Sole                  8200
Liberty Media Corp-A           COM       530718105    10472  1300845 SH       Sole               1300845
Liz Claiborne                  COM       539320101     9642   245207 SH       Sole                245207
Lowes Co                       COM       548661107       13      200 SH       Sole                   200
Markel Corp                    COM       570535104      362     1098 SH       Sole                  1098
McDonald's Corp.               COM       580135101    11397   340323 SH       Sole                340323
MedCo Health Solutions         COM       58405U102        1       18 SH       Sole                    18
Merrill Lynch                  COM       590188108      620    10110 SH       Sole                 10110
MGIC                           COM       552848103       13      200 SH       Sole                   200
Microsoft Corp.                COM       594918104    10844   421442 SH       Sole                421442
Mohawk Industries              COM       608190104      268     3335 SH       Sole                  3335
Morgan Stanley Dean Witter Inc COM       617446448     9328   172930 SH       Sole                172930
Motorola, Inc.                 COM       620076109      682    30960 SH       Sole                 30960
Novartis AG                    ADR       66987V109    12436   243830 SH       Sole                243830
Pepsico                        COM       713448108     8956   157911 SH       Sole                157911
Pfizer                         COM       717081103      424    16985 SH       Sole                 16985
Pitney Bowes                   COM       724479100      234     5600 SH       Sole                  5600
Procter & Gamble               COM       742718109      415     6985 SH       Sole                  6985
Rowan Companies                COM       779382100      355    10000 SH       Sole                 10000
Royal Caribbean Cruises        COM       V77807703       13      300 SH       Sole                   300
Schlumberger, Ltd.             COM       806857108      793     9400 SH       Sole                  9400
Schwab (Charles) Corp.         COM       808513105      332    23006 SH       Sole                 23006
Smith International Inc.       COM       832110100      300     9000 SH       Sole                  9000
St Paul Travelers Co Inc       COM       792860108      210     4684 SH       Sole                  4684
Sun Microsystems               COM       866810104      154    39250 SH       Sole                 39250
TJX Companies                  COM       872540109      996    37160 SH       Sole                 37160
Taiwan Semiconductor           ADR       874039100     2614   317951 SH       Sole                317951
Target Corp.                   COM       87612E106    14037    27308 SH       Sole                 27308
Texas Instruments Inc.         COM       882508104      973    28700 SH       Sole                 28700
Transocean SEco Forex          COM       G90078109       18      294 SH       Sole                   294
US Bancorp                     COM       902973304        7      240 SH       Sole                   240
Viacom Inc Class B             COM       925524308     8450   255986 SH       Sole                255986
Wal-Mart Stores                COM       931142103    10321   235547 SH       Sole                235547
Walgreen Co                    COM       931422109    11533   265419 SH       Sole                265419
Waste Management Inc.          COM       94106L109    10936   382257 SH       Sole                382257
Wells Fargo                    COM       949746101    10584   180715 SH       Sole                180715
Willis Group Holdings LTD      COM       G96655108     9347   248922 SH       Sole                248922
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